NOTE 9 - PATENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
NOTE 9 - PATENTS

NOTE 9 - PATENTS

Worlds Inc. currently has eight patents, 6,219,045 - 7,181,690 - 7,493,558 – 7,945,856, - 8,082,501, 8,145,998, 8,161,383 and 8,407,592. On March 30, 2012, the Company filed a patent infringement lawsuit against Activision Bizzard Inc., Blizzard Entertainment Inc. and Activision Publishing Inc. in the United States District Court for the District of Massachusetts. Susman Godfrey LLP is lead counsel for the Company. The costs to prosecute those parties that the Company and our legal counsel believe to be infringing on said patents were capitalized under patents until a resolution is reached.

There can be no assurance that the Company will be successful in its ability to prosecute its IP portfolio or that we will be able to acquire additional patents.

PATENTS

Worlds Inc. currently has seven patents, 6,219,045 - 7,181,690 - 7,493,558 – 7,945,856, - 8,082,501, 8,145,998 and 8,161,383. On March 30, 2012, the Company filed a patent infringement lawsuit against Activision Bizzard Inc., Blizzard Entertainment Inc. and Activision Publishing Inc. in the United States District Court for the District of Massachusetts. Susman Godfrey LLP is lead counsel for the Company. The costs to prosecute those parties that the Company and our legal counsel believe to be infringing on said patents were capitalized under patents until a resolution is reached.

There can be no assurance that the Company will be successful in our ability to prosecute our IP portfolio or that we will be able to acquire additional patents